Other Assets-Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 361		$ 252
Unfunded commitments	54		44
Private Equity Funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	86	[1]	99	[1]
Unfunded commitments	31	[1]	13	[1]
Seed Capital And Other Funds [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	275	[2]	153	[2]
Unfunded commitments	$ 23	[2]	$ 31	[2]
Redemption frequency	Monthly-yearly		Monthly-yearly
Redemption notice period	3-45 days		3-45 days
Minimum
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	P3D		P3D
Maximum
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	P45D		P45D

[1]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[2]	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.